Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2016
Registrant Name	dei_EntityRegistrantName	BLACKROCK LIQUIDITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000097098
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 18, 2016
Prospectus Date	rr_ProspectusDate	Oct. 11, 2016